Municipal Total Return Managed Accounts
Portfolio
Portfolio of Investments October 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.8%
X
1,241,067,019 MUNICIPAL BONDS - 95.8%
X 1,241,067,019
Alabama - 1.1%
$ 800 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 5.000%, 7/01/34 - BAM Insured
7/30 at 100.00 AA   $ 827,840
1,270 DCH Health Care Authority, Alabama, Healthcare Facilities Revenue
Bonds, Refunding  Series 2015, 5.000%, 6/01/33
6/25 at 100.00 A   1,283,475
3,970 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 BBB   4,247,424
1,920 Mobile County Board of School Commissioners, Alabama, Special Tax
Warrants, School Series 2022B, 5.000%, 3/01/41 - BAM Insured
3/32 at 100.00 N/R   1,955,328
Tuscaloosa County Board of Education, Alabama, Special
Tax School Warrants, Series 2017:
960 5.000%, 2/01/36, (Pre-refunded 2/01/27) 2/27 at 100.00 AA- (5) 1,024,752
795 5.000%, 2/01/37, (Pre-refunded 2/01/27) 2/27 at 100.00 AA- (5) 848,623
1,050 5.000%, 2/01/43, (Pre-refunded 2/01/27) 2/27 at 100.00 AA- (5) 1,120,822
2,310 University of South Alabama, University Facilities Revenue Bonds, Series
2019A, 5.000%, 4/01/39 - BAM Insured
4/29 at 100.00 AA   2,339,637
13,075 Total Alabama 13,647,901
Alaska - 1.1%
1,100 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Series 2015C, 5.000%, 6/01/31, (Pre-refunded
12/01/25)
12/25 at 100.00 AA+  (5) 1,154,186
1,400 Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015,
5.000%, 1/01/30, (AMT)
7/25 at 100.00 Baa2   1,409,884
4,470 Alaska Municipal Bond Bank, General Obligation Bonds, One Series
2022, 5.000%, 12/01/40 (6)
12/31 at 100.00 N/R   4,601,060
1,500 Alaska Municipal Bond Bank, General Obligation Bonds, Three Series
2015, 5.250%, 10/01/31
4/25 at 100.00 A+   1,545,705
2,860 Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%,
12/01/50, (AMT)
12/30 at 100.00 A   2,728,812
2,310 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 5.500%, 11/01/41 , (WI/DD, Settling 11/15/22)
11/32 at 100.00 N/R   2,499,027
13,640 Total Alaska 13,938,674
Arizona - 1.2%
Arizona Board of Regents, Arizona State University
System Revenue Bonds, Series 2017A:
1,000 5.000%, 7/01/36 7/24 at 100.00 AA 1,018,770
1,000 5.000%, 7/01/37 7/24 at 100.00 AA 1,018,450
1,250 5.000%, 7/01/38 7/24 at 100.00 AA 1,272,250
1,700 Arizona Industrial Development Authority Education Revenue Bonds,
Pinecrest Academy of Northern Nevada Project, Series 2022A,
4.500%, 7/15/29, 144A
7/25 at 100.00 N/R   1,597,456
100 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB   95,488

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/51, 144A
7/27 at 100.00 BB   $ 881,190
100 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call BB+   94,688
Arizona Industrial Development Authority, Education
Facility Revenue Bonds, Leman Academy of Excellence
Projects, Series 2022A:
500 4.000%, 7/01/28 No Opt. Call N/R 482,260
500 4.000%, 7/01/29 No Opt. Call N/R 477,425
1,405 4.000%, 7/01/30 7/29 at 100.00 N/R 1,326,278
1,000 Florence Town Inc., Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional School Project - Queen
Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43,
(Pre-refunded 7/01/23), 144A
7/23 at 100.00 BB+  (5) 1,017,460
350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 N/R   241,682
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
3,450 5.000%, 7/01/35 7/25 at 100.00 A1 3,491,538
1,000 5.000%, 7/01/45 7/25 at 100.00 A1 980,320
225 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2014A,
5.000%, 7/01/44
7/24 at 100.00 BBB-   213,239
410 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   412,091
Yavapai County Industrial Development
Authority,  Arizona, Education Revenue Bonds, Arizona
Agribusiness and Equine Center Inc Project, Refunding
Series 2015A:
90 3.900%, 9/01/24, 144A No Opt. Call BB+ 87,885
1,500 5.000%, 9/01/34, 144A 3/25 at 100.00 BB+ 1,410,405
16,580 Total Arizona 16,118,875
Arkansas - 0.4%
635 Boone County, Arkansas, Hospital Revenue Bonds, North Arkansas
Regional Medical Center, Refunding Series 2022, 4.000%, 5/01/23
No Opt. Call N/R   632,174
Boone County, Arkansas, Hospital Revenue Refunding
Bonds, North Arkansas Regional Medical Center Project,
Refunding Series 2021:
1,035 4.000%, 5/01/26 No Opt. Call N/R 990,681
1,080 4.000%, 5/01/27 No Opt. Call N/R 1,015,762
2,500 University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus,
Series 2022A, 5.000%, 4/01/39
4/32 at 100.00 N/R   2,627,375
5,250 Total Arkansas 5,265,992
California - 7.3%
6,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1   5,601,240
100 California Educational Facilities Authority, Revenue Bonds, Loma Linda
University Series 2017A, 5.000%, 4/01/35
4/27 at 100.00 A   103,778

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 655 California Educational Facilities Authority, Revenue Bonds, Stanford
University, Series 2013-U3, 5.000%, 6/01/43 (6)
No Opt. Call AAA   $ 702,153
1,185 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Refunding Series 2016A, 4.000%,
3/01/35
3/26 at 100.00 A+   1,087,356
205 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 BBB+   201,257
5,000 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/38, (UB)
11/27 at 100.00 AA-   4,569,600
60 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23,
(ETM)
No Opt. Call BB  (5) 61,159
100 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A
6/26 at 100.00 BB   96,845
1,180 California Municipal Finance Authority, Charter School Revenue
Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%,
7/01/36, 144A
7/26 at 100.00 BB   1,105,424
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
1,340 5.000%, 8/01/32 12/22 at 100.00 BB 1,242,046
850 5.250%, 8/01/42 12/22 at 100.00 BB 746,376
735 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.000%, 8/15/30
8/24 at 100.00 A-   742,446
685 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30
8/27 at 100.00 A-   702,824
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
1,000 5.000%, 7/01/29 7/27 at 100.00 Baa2 1,029,720
3,015 5.000%, 7/01/33 7/27 at 100.00 Baa2 3,053,110
1,750 4.000%, 7/01/42 7/27 at 100.00 Baa2 1,447,005
6,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/38, (AMT)
6/28 at 100.00 BBB-   5,844,420
890 California Municipal Finance Authority, Revenue Bonds, Southern
California Institute of Architecture Project, Series 2017, 5.000%,
12/01/39
12/27 at 100.00 BBB+   878,439
2,050 California Municipal Finance Authority, Student Housing Revenue
Bonds, CHF-Davis II, LLC - Orchard Park Student Housing Project,
Series 2021, 4.000%, 5/15/39 - BAM Insured
5/31 at 100.00 N/R   1,845,861
355 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2021A, 4.000%, 10/15/24
No Opt. Call N/R   353,683
650 California School Finance Authority School Facility Revenue Bonds, KIPP
LA Projects, Series 2015A, 3.625%, 7/01/25, 144A
No Opt. Call BBB   638,118
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%,
8/01/35, 144A
8/25 at 100.00 BBB   1,001,560

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
$ 25 5.000%, 8/01/24, (ETM), 144A No Opt. Call N/R (5) $ 25,738
305 5.000%, 8/01/24, 144A No Opt. Call BBB 309,538
35 5.000%, 8/01/25, (ETM), 144A No Opt. Call N/R (5) 36,578
325 5.000%, 8/01/25, 144A No Opt. Call BBB 332,180
725 5.000%, 8/01/26, 144A 8/25 at 100.00 BBB 739,369
65 5.000%, 8/01/26, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R (5) 67,931
25 5.000%, 8/01/27, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R (5) 26,127
225 5.000%, 8/01/27, 144A 8/25 at 100.00 BBB 229,068
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Series 2020A-3, 5.000%, 8/01/40, 144A
8/28 at 100.00 BBB   980,240
1,485 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A
10/27 at 100.00 BBB-   1,477,783
700 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/31, 144A
6/25 at 100.00 N/R   688,471
California School Finance Authority, Charter School
Revenue Bonds, Rocketship Public Schools ? Obligated
Group, Series 2017G:
310 5.000%, 6/01/30, 144A 6/27 at 100.00 N/R 306,522
325 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 299,932
100 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A,
4.000%, 6/01/41
6/31 at 100.00 N/R   78,049
1,075 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 BBB   1,071,356
300 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/25, 144A
No Opt. Call BBB   304,557
California Statewide Communities Development
Authority, California, Redlands Community Hospital,
Revenue Bonds, Series 2016:
825 5.000%, 10/01/31 10/26 at 100.00 A- 838,571
830 5.000%, 10/01/32 10/26 at 100.00 A- 841,952
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
3,900 5.000%, 12/01/36, 144A 6/26 at 100.00 BB 3,676,569
280 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 245,073
165 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/38, 144A
6/28 at 100.00 BB   159,616
1,000 California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36
5/27 at 100.00 Baa1   1,002,390
750 California Statewide Community Development Authority, Health
Revenue Bonds, Enloe Medical Center, Refunding Series 2022A,
5.125%, 8/15/47 - AGM Insured , (WI/DD, Settling 11/09/22)
8/32 at 100.00 N/R   733,260
4,000 El Cajon Redevelopment Agency Successor Agency, San Diego County,
California, Tax Allocation Bonds, Refunding Series 2018, 5.000%,
10/01/34 - BAM Insured
10/28 at 100.00 AA   4,246,600
750 Irvine, California, Special Tax Bonds, Community Facilities District 2004-1
Central Park, Series 2015A, 4.000%, 9/01/35
9/25 at 100.00 N/R   681,705

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,250 Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35
9/23 at 103.00 N/R   $ 1,131,750
50 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.000%, 11/15/35
No Opt. Call AA-   49,981
1,145 Long Beach, California, Airport Revenue Bonds, Senior Refunding Series
2022C, 5.250%, 6/01/47 - AGM Insured, (AMT)
6/32 at 100.00 N/R   1,142,275
1,400 Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%,
5/15/29, (AMT)
5/27 at 100.00 AA   1,470,182
Long Beach, California, Marina Revenue Bonds, Alamitos
Bay Marina Project, Series 2015:
320 5.000%, 5/15/24 No Opt. Call BBB 325,216
745 5.000%, 5/15/26 5/25 at 100.00 BBB 758,425
2,220 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 N/R   2,286,911
750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/30, (AMT)
5/25 at 100.00 Aa2   763,035
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2016B:
2,200 5.000%, 5/15/33, (AMT) 5/26 at 100.00 Aa3 2,218,040
500 5.000%, 5/15/34, (AMT) 5/26 at 100.00 Aa3 502,650
2,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2017A, 5.000%,
5/15/34, (AMT)
5/27 at 100.00 Aa3   2,020,600
1,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/33, (AMT)
11/27 at 100.00 Aa3   1,149,846
365 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 - BAM
Insured
9/25 at 100.00 AA   376,848
1,000 North Lake Tahoe Public Financing Authority, California, Lease Revenue
Bonds, Health & Human Services Center Series 2022, 5.500%,
12/01/47
12/29 at 103.00 N/R   1,087,850
2,010 Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded
12/01/23)
12/23 at 100.00 B+  (5) 2,045,818
Ontario International Airport Authority, California,
Revenue Bonds, Series 2021B:
500 4.000%, 5/15/37 - AGM Insured, (AMT) 5/31 at 100.00 AA 442,300
475 4.000%, 5/15/38 - AGM Insured, (AMT) 5/31 at 100.00 AA 415,715
845 4.000%, 5/15/39 - AGM Insured, (AMT) 5/31 at 100.00 AA 732,184
1,215 Sacramento Area Flood Control Agency, California, Special Assessment
Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%,
10/01/32 - BAM Insured
10/24 at 100.00 AA   1,236,165
Sacramento, California, Special Tax Bonds, Community
Facilities District 4 North Natomas, Refunding Series
2015F:
615 5.000%, 9/01/26 9/25 at 100.00 BBB+ 631,980
1,290 5.000%, 9/01/27 9/25 at 100.00 BBB+ 1,325,024
295 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/32
9/25 at 100.00 N/R   299,269

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
$ 1,000 5.000%, 7/01/34, (AMT) 7/27 at 100.00 A+ $ 1,000,420
500 5.000%, 7/01/35, (AMT) 7/27 at 100.00 A+ 497,980
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B:
2,000 5.000%, 7/01/34, (AMT) 7/29 at 100.00 A+ 2,019,280
1,000 5.000%, 7/01/35, (AMT) 7/29 at 100.00 A+ 992,270
1,000 5.000%, 7/01/36, (AMT) 7/29 at 100.00 A+ 991,080
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%,
5/01/49, (AMT), (UB) (6)
5/29 at 100.00 A1   9,606,700
1,280 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay North
Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33
8/26 at 100.00 A   1,327,693
Upland, California, Certificates of Participation, San
Antonio Regional Hospital, Series 2017:
585 5.000%, 1/01/25 No Opt. Call BBB 596,501
1,110 5.000%, 1/01/26 No Opt. Call BBB 1,139,781
530 5.000%, 1/01/28 No Opt. Call BBB 546,483
1,000 Yuba Levee Financing Authority, California, Revenue Bonds, Yuba
County Levee Refinancing Project, Refunding Series 2017A, 5.000%,
9/01/31 - BAM Insured
9/26 at 100.00 AA   1,049,280
96,660 Total California 94,633,127
Colorado - 4.6%
640 Adams and Weld Counties School District 27J, Brighton, Colorado,
General Obligation Bonds, Series 2015, 5.000%, 12/01/40
12/25 at 100.00 AA   658,278
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   713,650
1,270 Arkansas River Power Authority, Colorado, Power Supply System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30
10/28 at 100.00 BBB   1,282,535
4,275 Boulder Valley School District RE2, Boulder County, Colorado, General
Obligation Bonds, Series 2019A, 5.250%, 12/01/32
6/29 at 100.00 AA+   4,665,778
520 Chambers Highpoint Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2021, 5.000%,
12/01/41
9/26 at 103.00 N/R   441,152
Colorado Department of Transportation, Headquarters
Facilities Lease Purchase Agreement Certificates of
Participation, Series 2016:
1,000 5.000%, 6/15/33 6/26 at 100.00 Aa2 1,039,370
1,330 5.000%, 6/15/35 6/26 at 100.00 Aa2 1,371,017
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%,
7/01/36, 144A
7/25 at 100.00 BB   468,400
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Littleton Preparatory
Charter School, Series 2013:
450 5.000%, 12/01/33 12/22 at 100.00 BB+ 435,114
845 5.000%, 12/01/42 12/22 at 100.00 BB+ 758,911
1,670 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Pinnacle Charter School, Refunding & Improvement Series 2021A,
4.000%, 12/01/41
12/30 at 100.00 A+   1,463,738
800 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 4.000%, 10/01/35
10/30 at 100.00 A-   728,992

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
$ 1,975 5.000%, 8/01/31 8/29 at 100.00 BBB+ $ 2,020,998
3,000 5.000%, 8/01/32 8/29 at 100.00 BBB+ 3,059,430
3,500 5.000%, 8/01/33 8/29 at 100.00 BBB+ 3,555,930
520 4.000%, 8/01/37 8/29 at 100.00 BBB+ 452,535
575 4.000%, 8/01/38 8/29 at 100.00 BBB+ 491,999
400 4.000%, 8/01/44 8/29 at 100.00 BBB+ 323,008
550 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+   525,250
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39
8/29 at 100.00 BBB+   634,830
1,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/36
11/32 at 100.00 N/R   1,190,355
1,635 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 5.000%, 12/01/28
12/22 at 100.00 A+   1,637,191
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Tender Option
Bond Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367,
13.170%, 1/01/35, 144A, (IF) (6)
1/24 at 100.00 AA-   1,099,550
900 Colorado Science and Technology Park Metropolitan District No.1,
Special Revenue  Improvement Bonds, Refunding Series 2018,
5.000%, 12/01/33
12/23 at 103.00 N/R   848,313
630 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/41
3/30 at 100.00 Aa2   564,776
2,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46
3/31 at 100.00 N/R   2,144,025
1,750 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/34
12/30 at 100.00 N/R   1,667,663
1,665 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A, 5.500%, 11/15/35, (AMT)
11/32 at 100.00 N/R   1,753,711
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
250 5.000%, 12/01/26 No Opt. Call Baa2 256,462
1,240 5.000%, 12/01/28 12/26 at 100.00 Baa2 1,267,082
500 5.000%, 12/01/36 12/26 at 100.00 Baa2 493,380
3,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R   2,768,070
300 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.550%,
12/01/47
12/27 at 103.00 N/R   284,319
500 Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and
Limited Tax General Obligation Subordinate Bonds, Series 2022B(3),
6.250%, 12/01/52
9/27 at 103.00 N/R   435,280
500 Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51, 144A
12/26 at 103.00 N/R   396,895
Mesa County Valley School District 51, Grand Junction,
Colorado, General Obligation Bonds, Series 2018:
1,250 5.250%, 12/01/33 12/27 at 100.00 AA 1,333,062
1,665 5.500%, 12/01/36 12/27 at 100.00 AA 1,789,942

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 600 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 4.000%, 12/01/41 - AGM Insured
12/31 at 100.00 N/R   $ 531,012
1,300 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022, 5.250%, 7/01/52
7/31 at 100.00 N/R   1,356,511
1,130 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA   1,167,347
1,270 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%,
7/15/33
No Opt. Call A-   1,170,978
5,000 State of Colorado, Rural Colorado, Certificates of Participation, Series
2022, 6.000%, 12/15/40
12/32 at 100.00 N/R   5,726,250
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R   891,400
1,250 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,122,688
1,085 Weld County School District RE8, Colorado, General Obligation Bonds,
Series 2017, 5.000%, 12/01/31
12/26 at 100.00 Aa2   1,145,445
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   869,510
59,645 Total Colorado 59,002,132
Connecticut - 0.8%
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/46
7/31 at 100.00 N/R   836,330
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1:
500 5.000%, 7/01/36 7/27 at 100.00 A 509,525
410 5.000%, 7/01/37 7/27 at 100.00 A 417,023
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/33
7/32 at 100.00 N/R   1,047,280
Harbor Point Infrastructure Improvement District,
Connecticut, Special Obligation Revenue Bonds, Harbor
Point Project, Refunding Series 2017:
1,500 5.000%, 4/01/30, 144A 4/27 at 100.00 N/R 1,480,755
6,465 5.000%, 4/01/39, 144A 4/27 at 100.00 N/R 6,014,325
10,875 Total Connecticut 10,305,238
Delaware - 0.1%
460 Delaware Economic Development Authority, Delaware, Delaware,
First State Montessori Academy, Inc. Project, Series 2019A, 4.000%,
8/01/29
No Opt. Call BBB-   433,141
340 Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas
ASPIRA Academy Project, Series 2022A, 4.000%, 6/01/42
6/32 at 100.00 N/R   262,592
235 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Refunding Series 2016A, 2.800%, 9/01/26
No Opt. Call BBB+   219,292
540 Delaware Economic Development Authority, Revenue Bonds, Newark
Charter School, Series 2021, 4.000%, 9/01/41
9/31 at 100.00 N/R   456,824
1,575 Total Delaware 1,371,849

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia - 2.0%
$ 2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39
4/26 at 100.00 AA+   $ 2,061,880
2,000 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34
4/27 at 100.00 AAA   2,104,540
1,000 District of Columbia, General Obligation Bonds, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 Aaa   1,034,950
1,000 District of Columbia, Hospital Revenue Bonds, Children's Hospital
Obligated Group, Refunding Series 2015, 5.000%, 7/15/28
1/26 at 100.00 A1   1,033,040
5,000 District of Columbia, Revenue Bonds, Georgetown University, Refunding
Series 2017, 5.000%, 4/01/33
4/27 at 100.00 A-   5,109,700
District of Columbia, Washington, D.C., Revenue Bonds,
Association of American Medical Colleges, Series 2011A:
1,000 5.000%, 10/01/28, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (5) 1,016,280
1,000 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (5) 1,016,280
575 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (5) 584,361
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017A, 5.000%, 7/01/37
1/28 at 100.00 BBB+   2,012,840
2,000 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Refunding Series 2017B, 5.000%, 7/01/37
1/28 at 100.00 BBB+   2,012,840
District of Columbia, Washington, D.C., Revenue Bonds,
KIPP DC Issue, Series 2019:
250 5.000%, 7/01/28 No Opt. Call BBB+ 258,190
250 5.000%, 7/01/29 No Opt. Call BBB+ 259,318
1,325 4.000%, 7/01/39 7/29 at 100.00 N/R 1,147,185
7,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 A1   5,739,860
26,400 Total District of Columbia 25,391,264
Florida - 10.1%
Alachua County Health Facilities Authority, Florida,
Continuing Care Retirement Community Revenue Bonds,
Oak Hammock at the University of Florida, Inc. Project,
Series 2021:
325 4.000%, 10/01/30 10/27 at 103.00 N/R 297,570
800 4.000%, 10/01/40 10/27 at 103.00 N/R 643,136
Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
2022 Project Series 2022:
530 4.250%, 5/01/32 No Opt. Call N/R 497,145
1,000 5.000%, 5/01/42 5/32 at 100.00 N/R 923,710
1,495 Bay County School Board, Florida, Certificates of Participation, Series
2022A, 5.500%, 7/01/42
7/32 at 100.00 N/R   1,568,599
740 Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%,
9/01/33
9/23 at 100.00 BBB   742,242
2,000 Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 5.000%, 4/01/47
4/32 at 100.00 N/R   1,927,000
5,000 Brevard County School Board, Florida, Certificates of Participation,
Refunding Series 2017A, 5.000%, 7/01/31
7/27 at 100.00 Aa3   5,241,450
1,930 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/35, (AMT)
10/27 at 100.00 A1   1,915,390

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Broward County, Florida, Airport System Revenue Bonds,
Series 2019A:
$ 2,750 5.000%, 10/01/37, (AMT) 10/29 at 100.00 A1 $ 2,713,948
1,750 5.000%, 10/01/39, (AMT) 10/29 at 100.00 A1 1,719,620
1,000 Broward County, Florida, Port Facilities Revenue Bonds, Series 2022,
5.250%, 9/01/47, (AMT)
9/32 at 100.00 N/R   1,010,870
1,425 Capital Projects Finance Authority, Florida, Student Housing Revenue
Bonds, Capital Projects Loan Program, Refunding Series 2020A-1,
5.000%, 10/01/30
No Opt. Call Baa3   1,406,632
Charlotte County Industrial Development Authority,
Florida, Utility System Revenue Bonds, Town & Country
Utilities Project, Series 2021A:
250 4.000%, 10/01/41, (AMT), 144A 10/31 at 100.00 N/R 185,995
110 4.000%, 10/01/51, (AMT), 144A 10/31 at 100.00 N/R 73,869
3,035 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   3,131,695
Cocoa, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2018C:
1,225 5.000%, 10/01/36 10/28 at 100.00 AA 1,311,705
1,315 5.000%, 10/01/37 10/28 at 100.00 AA 1,402,395
1,000 5.000%, 10/01/38 10/28 at 100.00 AA 1,063,580
1,190 Daytona Beach Florida Housing Authority, Multi-family Housing
Revenue Bonds, WM At The River LP, Series 2021 B, 1.250%, 12/01/25,
(Mandatory Put 12/01/24)
12/24 at 100.00 N/R   1,113,138
Deerfield Beach, Florida, Capital Improvement Revenue
Bonds, Series 2018:
2,865 5.000%, 12/01/37 12/28 at 100.00 AA 3,026,672
1,200 5.000%, 12/01/38 12/28 at 100.00 AA 1,265,544
Florida Atlantic University FAU Finance Corporation,
Capital Improvement Revenue Bonds, Student Housing
Project, Series 2019B:
2,495 4.000%, 7/01/37 7/29 at 100.00 A1 2,255,131
2,295 4.000%, 7/01/38 7/29 at 100.00 A1 2,051,730
235 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 5.750%, 7/01/24
No Opt. Call N/R   235,559
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter
Upper School Project, Series 2017C:
175 5.150%, 7/01/27, 144A No Opt. Call N/R 173,274
385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 357,723
1,700 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series 2021A,
4.000%, 12/15/51, 144A
12/29 at 100.00 N/R   1,277,023
170 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.000%, 6/15/35, 144A
6/25 at 100.00 N/R   172,572
2,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   1,693,600
4,525 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.500%, 1/01/49, (AMT), (Mandatory Put
1/01/29), 144A
12/22 at 103.00 N/R   3,986,978

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 750 Florida Development Finance Corporation, Healthcare Facilities
Revenue Bonds, UF Health - Jacksonville Project, Series 2022A,
4.000%, 2/01/41 - AGM Insured
2/32 at 100.00 N/R   $ 651,450
1,760 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2021A-1, 2.900%,
12/01/56, (AMT), (Mandatory Put 4/04/23)
12/22 at 100.00 Aaa   1,746,061
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
12/22 at 102.00 N/R   4,894,550
1,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2019A, 3.000%, 2/01/39
2/30 at 100.00 A+   706,420
1,000 Florida Gulf Coast University Financing Corporation, Capital
Improvement Revenue Bonds, Refunding Housing Project, Series
2022A, 5.000%, 2/01/40 , (WI/DD, Settling 11/03/22)
8/32 at 100.00 N/R   1,000,630
2,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/35
10/25 at 100.00 N/R   2,003,120
760 Fort Lauderdale, Florida, Special Assessment Bonds, Las Olas Isles
Undergrounding Project, Series 2022, 4.000%, 7/01/42, 144A
7/32 at 100.00 N/R   619,894
1,570 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2022A, 4.000%, 10/01/38, (AMT)
10/31 at 100.00 N/R   1,410,362
Greater Orlando Aviation Authority, Florida, Orlando
Airport Facilities Revenue Bonds, Priority Subordinated
Series 2017A:
1,010 5.000%, 10/01/32, (AMT) 10/27 at 100.00 A1 1,024,776
400 5.000%, 10/01/34, (AMT) 10/27 at 100.00 A1 401,112
4,000 Hernando County, Florida, Non-Ad Valorem Revenue Bonds, Series
2022, 5.250%, 6/01/47 , (WI/DD, Settling 11/03/22)
6/32 at 100.00 N/R   4,119,080
2,500 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/37, (AMT)
10/31 at 100.00 N/R   2,267,175
715 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/35, (AMT)
10/28 at 100.00 Aa3   717,502
3,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Refunding Series 2013A, 5.500%,
10/01/28, (Pre-refunded 10/01/23), (AMT)
10/23 at 100.00 A1  (5) 3,059,520
2,000 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa
General Hospital, Series 2020A, 4.000%, 8/01/45
2/31 at 100.00 A   1,586,600
2,860 Hollywood Beach Community Development District 1, Florida, Revenue
Bonds, Public Parking Facility Project, Refunding Series 2020, 5.000%,
10/01/35
10/30 at 100.00 N/R   2,884,024
1,110 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R   889,998
1,650 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist
Health Properties, Refunding Series 2017, 5.000%, 8/15/35
8/27 at 100.00 AA   1,707,569
725 Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020, 4.000%, 11/01/39
11/29 at 100.00 A   632,809
400 Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series
2022, 5.000%, 10/01/36 - BAM Insured
10/32 at 100.00 N/R   424,136
800 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2012A, 5.000%, 6/15/24, 144A
12/22 at 100.00 BB-   799,960

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Lee County, Florida, Solid Waste System Revenue Bonds,
Refunding Series 2016:
$ 1,110 5.000%, 10/01/24, (AMT) No Opt. Call AA- $ 1,123,220
605 5.000%, 10/01/26, (AMT) No Opt. Call AA- 618,365
1,155 Marco Island, Florida, Utility System Revenue Bonds, Refunding Series
2016, 3.000%, 10/01/33
10/26 at 100.00 Aa3   1,006,017
Miami Beach Health Facilities Authority, Florida, Hospital
Revenue Bonds, Mount Sinai Medical Center of Florida
Project, Refunding 2014:
850 5.000%, 11/15/23 No Opt. Call A- 862,563
250 5.000%, 11/15/26 11/24 at 100.00 A- 253,223
375 5.000%, 11/15/27 11/24 at 100.00 A- 379,346
500 5.000%, 11/15/28 11/24 at 100.00 A- 505,115
4,000 5.000%, 11/15/44 11/24 at 100.00 N/R 3,828,920
Miami Dade County, Florida, Rickenbacker Causeway
Revenue Bonds, Series 2014:
900 5.000%, 10/01/27 10/24 at 100.00 A- 912,816
920 5.000%, 10/01/28 10/24 at 100.00 A- 932,604
500 5.000%, 10/01/30 10/24 at 100.00 A- 506,020
1,800 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds,
Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30,
(Pre-refunded 3/01/23), 144A
3/23 at 100.00 N/R  (5) 1,807,722
1,145 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 A2   1,156,278
1,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/41
10/26 at 100.00 A   994,790
4,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2018A, 5.000%, 10/01/38, (AMT)
10/28 at 100.00 A   3,880,640
Monroe County, Florida, Airport Revenue Bonds, Key
West International Airport, Series 2022:
1,430 5.000%, 10/01/39, (AMT) 10/32 at 100.00 N/R 1,377,061
1,575 5.000%, 10/01/41, (AMT) 10/32 at 100.00 N/R 1,498,581
500 Orange County Health Facilities Authority, Florida, Revenue Bonds,
Presbyterian Retirement Communities Project, Series 2014, 5.000%,
8/01/24
No Opt. Call N/R   507,100
1,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35
- AGM Insured
11/27 at 100.00 AA   1,043,850
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series
2019A-1:
745 5.000%, 10/01/29 No Opt. Call N/R 753,627
400 5.000%, 10/01/35 10/29 at 100.00 BBB+ 391,176
250 5.000%, 10/01/36 10/29 at 100.00 BBB+ 243,423
250 5.000%, 10/01/38 10/29 at 100.00 BBB+ 240,400
250 5.000%, 10/01/39 10/29 at 100.00 BBB+ 239,102
Palm Beach County Health Facilities Authority, Florida,
Hospital Revenue Bonds, Jupiter Medical Center, Series
2022:
620 5.000%, 11/01/34 11/32 at 100.00 N/R 610,483
750 5.000%, 11/01/36 11/32 at 100.00 N/R 733,042
1,520 5.000%, 11/01/47 11/32 at 100.00 N/R 1,392,533
2,175 5.000%, 11/01/52 11/32 at 100.00 N/R 1,979,337
2,000 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2018B, 5.000%, 5/15/33
5/27 at 100.00 N/R   1,870,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 425 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2015C, 5.000%, 8/01/30
8/25 at 100.00 Aa3   $ 440,083
505 Pinellas County School Board, Florida, Certificates of Participation,
Master Lease Program, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 Aa3   526,781
Pompano Beach, Florida, Revenue Bonds, John Knox
Village Project, Series 2015:
225 5.000%, 9/01/24 No Opt. Call N/R 224,750
410 5.000%, 9/01/35 9/24 at 100.00 N/R 393,826
850 Reedy Creek Improvement District, Orange and Osceola Counties,
Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36
10/28 at 100.00 A1   900,422
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
265 4.000%, 6/15/30, 144A No Opt. Call Ba1 239,131
280 4.000%, 6/15/31, 144A No Opt. Call Ba1 248,799
South Broward Hospital District, Florida, Hospital
Revenue Bonds, South Broward Hospital District
Obligated Group, Refunding Series 2016:
65 5.000%, 5/01/23 No Opt. Call AA 65,588
2,000 4.000%, 5/01/33 5/26 at 100.00 AA 1,907,740
500 Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds,
Refunding Series 2015, 5.000%, 10/01/35, (Pre-refunded 10/01/23)
10/23 at 100.00 AA+  (5) 507,690
1,425 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Sustainability Series 2022, 5.250%, 10/01/47
10/32 at 100.00 N/R   1,511,170
1,310 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29
9/26 at 100.00 A+   1,373,771
1,100 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39
9/30 at 70.57 A+   443,938
5,000 Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Green
Series 2022A, 5.250%, 10/01/57
10/32 at 100.00 N/R   5,320,050
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)
12/22 at 100.00 N/R   13,064
15 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
12/22 at 100.00 N/R   0
3,000 Village Community Development District 14, Florida, Special
Assessment Bonds, Series 2022, 4.750%, 5/01/32, 144A
5/30 at 100.00 N/R   2,946,690
Wildwood Utility Dependent District, Florida, Revenue
Bonds, South Sumter Utility Project, Series 2021:
750 5.000%, 10/01/36 - BAM Insured 10/31 at 100.00 N/R 804,150
1,000 5.000%, 10/01/41 - BAM Insured 10/31 at 100.00 N/R 1,039,870
1,250 5.000%, 10/01/46 - BAM Insured 10/31 at 100.00 N/R 1,276,887
134,890 Total Florida 130,764,617
Georgia - 0.8%
3,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B,
5.000%, 7/01/38, (AMT)
7/32 at 100.00 N/R   2,977,560
Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health
System, Series 2017A:
2,390 5.000%, 4/01/35 4/27 at 100.00 A 2,424,320
1,380 5.000%, 4/01/37 4/27 at 100.00 A 1,392,089
1,860 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.250%, 7/01/43 7/32 at 100.00 N/R   1,978,519

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 1,120 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2021, 4.000%,
4/01/39
4/31 at 100.00 N/R   $ 990,797
9,750 Total Georgia 9,763,285
Guam - 0.1%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/33
11/25 at 100.00 BB 973,420
Hawaii - 0.9%
200 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Mid-Pacific Project, Series 2020, 4.000%, 1/01/33
1/30 at 100.00 BBB+   184,372
1,600 Hawaii Department of Transportation - Airports Division, Lease Revenue
Certificates of Participation, Series 2013, 5.000%, 8/01/28, (AMT)
8/23 at 100.00 A   1,605,904
2,000 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 A+   1,951,820
2,000 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2015A, 5.000%, 10/01/37
10/25 at 100.00 Aa1   2,063,240
3,840 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2022B, 5.250%, 7/01/41
7/32 at 100.00 N/R   4,197,965
Kauai County, Hawaii, Special Tax Bonds, Community
Facilities District 2008-1 Kukuiula Development Project,
Series 2022:
440 4.000%, 5/15/29 No Opt. Call N/R 412,443
470 4.000%, 5/15/30 No Opt. Call N/R 435,192
375 5.000%, 5/15/31 No Opt. Call N/R 369,364
250 5.000%, 5/15/32 No Opt. Call N/R 244,252
11,175 Total Hawaii 11,464,552
Idaho - 1.0%
Boise State University, Idaho, General Revenue Bonds,
Series 2018A:
575 5.000%, 4/01/38 4/28 at 100.00 Aa3 597,638
600 5.000%, 4/01/39 4/28 at 100.00 Aa3 622,578
Boise-Kuna Irrigation District, Ada and Canyon Counties,
Idaho, Arrowrock Hydroelectric Project Revenue Bonds,
Refunding Series 2015:
500 5.000%, 6/01/29 12/24 at 100.00 A3 513,210
1,000 5.000%, 6/01/30 12/24 at 100.00 A3 1,025,210
2,090 5.000%, 6/01/31 12/24 at 100.00 A3 2,140,578
Canyon County School District 139, Idaho, General
Obligation Bonds, Series 2019B:
1,000 5.000%, 9/15/37 3/29 at 100.00 Aaa 1,058,780
750 5.000%, 9/15/39 3/29 at 100.00 Aaa 791,138
3,000 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51,
144A
5/26 at 102.00 N/R   1,991,610
1,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A-   1,254,525
710 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/39
3/32 at 100.00 N/R   625,716
865 Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group,
Series 2015, 5.500%, 12/01/29
6/25 at 100.00 AA-   899,747

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 1,170 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Future Public School Project, Series 2022A, 4.000%, 5/01/32,
144A
5/29 at 103.00 N/R   $ 1,012,038
100 Idaho State University, General Revenue Bonds, Refunding Series 2016,
5.000%, 4/01/23
No Opt. Call A1   100,692
13,610 Total Idaho 12,633,460
Illinois - 5.6%
Beford Park Village, Illinois, Hotel and Motel Tax Revenue
Bonds, Refunding Series 2015A:
920 4.000%, 12/01/22 No Opt. Call Baa2 919,641
1,395 4.000%, 12/01/23 No Opt. Call Baa2 1,392,406
2,155 Chicago Park District, Illinois, General Obligation Bonds, Limited Tax
Refunding Series 2020A, 4.000%, 1/01/37 - BAM Insured
1/30 at 100.00 N/R   1,876,639
633 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series
2013A, 7.125%, 3/15/33
11/22 at 100.00 N/R   633,143
Chicago, Illinois, Midway Airport Revenue Bonds,
Refunding Second Lien Series 2014A:
2,000 5.000%, 1/01/27 1/24 at 100.00 A 2,012,380
3,000 5.000%, 1/01/30 1/24 at 100.00 A 3,008,460
Evanston, Cook County, Illinois, General Obligation
Bonds, Corporate Purpose Series 2019A:
725 5.000%, 12/01/38 12/29 at 100.00 AA+ 757,966
760 5.000%, 12/01/39 12/29 at 100.00 AA+ 791,464
795 5.000%, 12/01/40 12/29 at 100.00 AA+ 825,154
770 5.000%, 12/01/41 12/29 at 100.00 AA+ 795,795
Evanston, Cook County, Illinois, General Obligation
Bonds, Corporate Purpose Series 2019B:
930 5.000%, 12/01/38 12/29 at 100.00 AA+ 972,287
975 5.000%, 12/01/39 12/29 at 100.00 AA+ 1,015,365
6,415 Hoffman Estates Park District, Cook County, Illinois, General Obligation
Bonds, Refunding Series 2020A, 5.000%, 12/01/40 - BAM Insured
12/30 at 100.00 AA+   6,695,977
100 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 5.000%, 5/15/25
No Opt. Call A   102,885
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center,
LLC - University of Illinois Health Services Facility Project,
Series 2020:
875 5.000%, 10/01/34 10/30 at 100.00 BBB+ 871,491
750 5.000%, 10/01/35 10/30 at 100.00 BBB+ 744,323
115 Illinois Finance Authority, Local Government Program Revenue Bonds,
Elmhurst Community Unit School District 205 Project, Series 2019,
5.000%, 1/01/29
1/28 at 100.00 AA+   123,643
2,000 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 4.000%, 8/01/38
8/24 at 100.00 N/R   1,816,720
4,500 Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare,
Refunding Series 2018A, 4.250%, 1/01/44, (Pre-refunded 1/01/28)
1/28 at 100.00 A  (5) 4,673,025
Illinois Finance Authority, Revenue Bonds, Edward-
Elmhurst Healthcare, Series 2017A:
100 5.000%, 1/01/23, (ETM) No Opt. Call A (5) 100,254
3,000 5.000%, 1/01/36, (Pre-refunded 1/01/27) 1/27 at 100.00 A (5) 3,162,960
590 Illinois Finance Authority, Revenue Bonds, Lifespace Community Inc.,
Series 2015A, 5.000%, 5/15/27
5/25 at 100.00 N/R   579,905

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,000 Illinois Finance Authority, Revenue Bonds, Northwest Community
Hospital, Refunding Series 2016A, 4.000%, 7/01/37, (Pre-refunded
7/01/26)
7/26 at 100.00 AA-  (5) $ 5,112,000
1,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 4.000%, 11/15/33
11/25 at 100.00 A   933,830
220 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/23
No Opt. Call A3   222,290
Illinois Finance Authority, Revenue Bonds, Smith
Crossing, Refunding Series 2022:
725 4.000%, 10/15/30 4/29 at 103.00 N/R 648,331
6,000 4.000%, 10/15/37 4/29 at 103.00 N/R 4,862,040
830 Illinois Finance Authority, Student Housing & Academic Facility Revenue
Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University
of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26
No Opt. Call Baa3   818,579
4,830 Knox & Warren Counties Community Unit School District 205 Galesburg,
Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37
12/27 at 100.00 AA-   5,220,699
1,100 Lake County Consolidated High School District 120 Mundelein, Illinois,
General Obligation Bonds, School Series 2022A, 5.500%, 12/01/40
12/32 at 100.00 N/R   1,157,255
600 Madison, Bond and Montgomery Counties Community Unit School
District 05, Highland, Illinois, General Obligation Bonds, School Series
2022B, 5.500%, 2/01/42 - AGM Insured
2/30 at 100.00 N/R   632,352
710 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/33 - AGM Insured
11/26 at 100.00 AA   743,462
570 Mount Prospect, Cook County, Illinois, General Obligation Bonds, Series
2019B, 3.000%, 12/01/37
12/26 at 100.00 AA+   477,632
1,250 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Refunding Series 2020B, 4.000%, 4/01/35 - BAM Insured
4/30 at 100.00 N/R   1,128,825
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
1,300 4.000%, 10/01/38 - BAM Insured 4/31 at 100.00 AA 1,136,278
850 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 AA 736,007
400 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 AA 340,556
1,000 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Refunding Series 2018B, 5.000%, 10/01/39
4/25 at 100.00 BBB   1,000,970
150 Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose
Series 2013A, 4.000%, 12/01/32, (Pre-refunded 12/01/22)
12/22 at 100.00 Aa1  (5) 150,102
Stephenson County School District 145, Freeport, Illinois,
General Obligation Bonds, Limited School Series 2018A:
610 5.000%, 2/01/34 - AGM Insured 2/28 at 100.00 AA 651,565
140 5.000%, 2/01/34, (Pre-refunded 2/01/28) - AGM Insured 2/28 at 100.00 AA (5) 150,661
University of Illinois, Auxiliary Facilities System Revenue
Bonds, Series 2014A:
100 5.000%, 4/01/39 4/24 at 100.00 A+ 100,537
6,000 5.000%, 4/01/44 4/24 at 100.00 N/R 6,028,980
50 University of Illinois, UIC South Campus Development Project Revenue
Bonds, Series 2003, 5.000%, 1/15/23 - NPFG Insured
12/22 at 100.00 A+   50,063
2,000 Will County School District 114, Manhattan, Illinois, General Obligation
Bonds, Series 2022, 5.500%, 1/01/43 - BAM Insured
1/33 at 100.00 N/R   2,121,100
4,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue
Source Series 2019, 4.000%, 11/15/47
11/29 at 100.00 AA+   3,584,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,000 Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%,
12/01/43
12/22 at 100.00 Aaa   $ 911,180
73,938 Total Illinois 72,791,177
Indiana - 5.8%
2,500 Evansville, Indiana, Waterworks District Revenue Bonds, Series 2022A,
5.000%, 7/01/47 - BAM Insured
1/32 at 100.00 N/R   2,557,575
1,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   808,530
GCS School Building Corporation One, Elkhart County,
Indiana, First Mortgage Bonds, Series 2019:
655 5.000%, 1/15/29 No Opt. Call AA+ 708,546
685 5.000%, 1/15/30 7/29 at 100.00 AA+ 740,608
720 5.000%, 1/15/31 7/29 at 100.00 AA+ 774,893
Hamilton Southeastern Consolidated School Building
Corporation, Hamilton County, Indiana, First Mortgage
Bonds, Series 2018:
700 5.000%, 7/15/35 1/28 at 100.00 AA+ 740,495
795 5.000%, 7/15/36 1/28 at 100.00 AA+ 838,773
500 5.000%, 7/15/37 1/28 at 100.00 AA+ 526,455
1,000 5.000%, 7/15/38 1/28 at 100.00 AA+ 1,050,370
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Refunding Series 2014A:
560 5.000%, 2/01/26 2/24 at 100.00 A- 568,988
425 5.000%, 2/01/27 2/24 at 100.00 A- 431,468
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Butler University Project, Series 2019:
1,100 5.000%, 2/01/33 8/29 at 100.00 A- 1,146,277
1,350 5.000%, 2/01/35 8/29 at 100.00 A- 1,389,555
2,420 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Depauw University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa1   2,446,281
4,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
DePauw University Project, Series 2022A, 5.000%, 7/01/42
7/32 at 100.00 N/R   3,962,760
3,725 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40
12/28 at 100.00 A2   3,800,953
250 Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A, 5.000%, 4/01/37
4/26 at 100.00 Baa3   247,048
665 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019A, 5.000%, 11/01/35
5/29 at 100.00 N/R   671,510
850 Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 4.000%, 11/01/48
11/28 at 100.00 AA-   720,885
1,785 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health Series
2022, 5.000%, 1/01/42 - AGM Insured
1/32 at 100.00 N/R   1,819,754
2,800 Indiana Finance Authority, State Revolving Fund Program Bonds, Green
Bond Series 2019A, 5.000%, 2/01/38
2/29 at 100.00 AAA   2,961,336
3,025 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Series 2021-1, 4.000%,
10/01/40 - BAM Insured
10/31 at 100.00 N/R   2,776,769
2,020 Indiana Health Facility Financing Authority, Revenue Bonds, Ascension
Health, Series 2011A-1, 5.000%, 11/15/34
11/25 at 100.00 AA+   2,064,157
1,420 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016C, 5.000%, 1/01/38
7/26 at 100.00 A+   1,459,859

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 1,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2013A, 5.250%, 1/01/32, (Pre-refunded 7/01/23)
7/23 at 100.00 A+  (5) $ 1,013,040
670 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2017A, 5.000%, 1/01/42
1/28 at 100.00 A+   691,005
3,000 Indiana Municipal Power Agency, Power Supply System Revenue Bonds,
Series 2022A, 5.500%, 1/01/47
1/32 at 100.00 N/R   3,188,970
1,625 Ivy Tech Community College, Indiana, Student Fee Revenue Bonds,
Series 2018V, 5.000%, 7/01/36
7/28 at 100.00 AA   1,688,944
Lake Ridge Multi-School Building Corporation, Lake
County, Indiana, First Mortgage Bonds, Ad Valorem
Property Tax Series 2022:
2,960 5.500%, 7/15/36 , (WI/DD, Settling 11/02/22) 7/32 at 100.00 N/R 3,236,257
3,500 5.500%, 7/15/38 , (WI/DD, Settling 11/02/22) 7/32 at 100.00 N/R 3,792,775
1,280 5.500%, 7/15/40 , (WI/DD, Settling 11/02/22) 7/32 at 100.00 N/R 1,371,238
North Montgomery High School Building Corporation,
Indiana, First Mortgage Bonds, Series 2018:
2,375 5.000%, 7/15/35 7/26 at 100.00 AA+ 2,491,280
2,480 5.000%, 7/15/36 7/26 at 100.00 AA+ 2,599,660
Plymouth Multi-School Building Corporation, Indiana,
First Mortgage Bonds, Series 2018:
1,655 5.000%, 1/15/34 7/28 at 100.00 AA+ 1,753,357
3,655 5.000%, 7/15/36 7/28 at 100.00 AA+ 3,841,076
Richmond Hospital Authority, Indiana, Revenue Bonds,
Reid Hospital Project,  Refunding Series 2015A:
500 5.000%, 1/01/28 1/25 at 100.00 A 507,540
815 5.000%, 1/01/29 1/25 at 100.00 A 825,611
4,905 Tippecanoe County NSE08 School Building Corporation, Indiana, Ad
Valorem Property Tax First Mortgage Bonds, Series 2022B, 6.000%,
7/15/39
7/32 at 100.00 N/R   5,621,424
Whitley County Middle School Building Corporation,
Columbia City, Indiana, First Mortgage Bonds, Series
2019:
1,590 5.000%, 7/15/37 1/30 at 100.00 AA+ 1,684,843
3,300 5.000%, 7/15/38 1/30 at 100.00 AA+ 3,487,803
1,710 5.000%, 1/15/39 1/30 at 100.00 AA+ 1,803,452
71,970 Total Indiana 74,812,120
Iowa - 0.5%
Iowa Finance Authority, State Revolving Fund Revenue
Bonds, Green Series 2021A:
2,490 4.000%, 5/15/29 5/28 at 103.00 N/R 2,266,722
1,260 4.000%, 5/15/30 5/28 at 103.00 N/R 1,124,512
3,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put
9/01/26)
6/26 at 100.62 A   2,997,990
6,750 Total Iowa 6,389,224
Kansas - 1.8%
1,075 Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016, 5.000%, 12/01/36
12/26 at 100.00 Ba1   998,084
4,000 Kansas Department of Transportation, Highway Revenue Bonds, Series
2018A, 5.000%, 9/01/36
9/27 at 100.00 AA   4,181,920
205 Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue
Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28
12/25 at 100.00 A3   210,711

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas (continued)
$ 2,100 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2019A, 5.000%, 9/01/37
9/29 at 100.00 Aa2   $ 2,252,019
3,000 Shawnee County Unified School District 437 Auburn- Washburn, Kansas,
General Obligation Bonds, Refunding and Improvement Series 2022,
5.000%, 9/01/42
9/32 at 100.00 N/R   3,185,340
2,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
KU Health System, Refunding & Improvement Series 2015, 5.000%,
9/01/35
9/25 at 100.00 AA-   2,021,000
2,690 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2019B, 5.000%, 3/01/33
3/30 at 100.00 AA-   2,855,731
7,000 Wichita, Kansas, General Obligation Bonds, Airport Series 2015C,
5.000%, 12/01/39, (AMT)
12/25 at 100.00 AA+   7,261,590
22,070 Total Kansas 22,966,395
Kentucky - 0.2%
750 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26
No Opt. Call Baa2   773,175
1,250 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 127, Series 2022A, 5.250%, 6/01/39
6/32 at 100.00 N/R   1,317,825
2,000 Total Kentucky 2,091,000
Louisiana - 2.3%
1,850 Ascension Parishwide School District, Louisiana, General Obligation
Bonds, School Series 2020, 4.000%, 3/01/39
3/30 at 100.00 AA   1,703,702
Cameron Parish School District 15, Louisiana, General
Obligation Bonds, Series 2021:
350 4.000%, 10/01/34 10/30 at 100.00 BBB 320,964
350 4.000%, 10/01/35 10/30 at 100.00 BBB 316,501
350 4.000%, 10/01/36 10/30 at 100.00 BBB 312,452
350 4.000%, 10/01/37 10/30 at 100.00 BBB 308,753
Greater New Orleans Expressway Commission, Louisiana,
Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000 5.000%, 11/01/36 - AGM Insured 11/25 at 100.00 AA 1,035,330
805 5.000%, 11/01/37 - AGM Insured 11/25 at 100.00 AA 832,289
4,000 5.000%, 11/01/42 - AGM Insured 11/25 at 100.00 AA 4,121,880
700 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc., Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/40 - AGM Insured
10/30 at 100.00 AA   628,642
200 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call N/R   186,472
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
2,000 5.000%, 5/15/33 5/27 at 100.00 A 2,045,960
2,000 5.000%, 5/15/34 5/27 at 100.00 A 2,038,560
2,640 5.000%, 5/15/35 5/27 at 100.00 A 2,683,903
3,940 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/30, (AMT)
1/25 at 100.00 N/R   3,971,678
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B:
400 5.000%, 1/01/34, (AMT) 1/27 at 100.00 A2 396,780
500 5.000%, 1/01/35, (AMT) 1/27 at 100.00 A2 491,110
355 5.000%, 1/01/36, (AMT) 1/27 at 100.00 A2 347,041

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Port New Orleans Board of Commissioners, Louisiana,
Revenue Bonds, Port Facilities, Refunding Series 2018B:
$ 3,000 5.000%, 4/01/37 - AGM Insured, (AMT) 4/28 at 100.00 AA $ 2,946,570
860 5.000%, 4/01/38 - AGM Insured, (AMT) 4/28 at 100.00 AA 841,063
2,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB-   1,927,400
Tangipahoa Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, North Oaks Health System
Project, Refunding Series 2021:
1,625 4.000%, 2/01/37 2/31 at 100.00 N/R 1,388,107
1,720 4.000%, 2/01/39 2/31 at 100.00 N/R 1,436,854
30,995 Total Louisiana 30,282,011
Maine - 0.1%
1,155 Portland, Maine, General Airport Revenue Bonds, Refunding Green
Series 2019, 4.000%, 1/01/40
1/30 at 100.00 BBB+ 998,740
Maryland - 1.2%
2,000 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%,
7/01/29
7/25 at 100.00 N/R   2,022,780
250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32
7/27 at 100.00 Baa3   252,898
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds, LifeBridge Health System,
Series 2015:
1,200 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (5) 1,221,912
625 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ (5) 652,712
2,120 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 A  (5) 2,175,311
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/28
7/27 at 100.00 A   1,037,790
7,700 Prince George's County, Maryland, Certificates of Participation,
University of Maryland Capital Region Medical Center, Series 2018,
5.000%, 10/01/48
10/28 at 100.00 AA+   7,826,280
14,895 Total Maryland 15,189,683
Massachusetts - 1.5%
1,660 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30
8/25 at 100.00 A   1,702,380
1,385 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022, 5.000%, 10/01/37
10/32 at 100.00 N/R   1,465,247
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
680 4.000%, 7/01/46 7/31 at 100.00 Baa2 539,668
2,355 4.000%, 7/01/51 7/31 at 100.00 Baa2 1,810,571
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2019A:
1,350 5.000%, 7/01/34 1/29 at 100.00 BBB+ 1,331,383
1,255 5.000%, 7/01/36 1/29 at 100.00 BBB+ 1,214,991
3,500 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/37
4/27 at 100.00 Aa1   3,634,995

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 3,885 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/44
11/27 at 100.00 Aa1   $ 3,984,689
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2020E, 5.000%, 11/01/50
11/30 at 100.00 Aa1   4,134,160
20,070 Total Massachusetts 19,818,084
Michigan - 1.9%
Coldwater Community Schools, Branch County,
Michigan, General Obligation Bonds, School Building &
Site Series 2018:
510 5.000%, 5/01/41 5/28 at 100.00 AA 535,643
1,220 5.000%, 5/01/42 5/28 at 100.00 AA 1,277,535
5,000 Holly Area School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site, Series 2022I, 5.250%,
5/01/48
5/32 at 100.00 N/R   5,295,750
Kalamazoo Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Bronson Healthcare Group, Inc.,
Refunding Series 2016:
5 5.000%, 5/15/26, (ETM) No Opt. Call N/R (5) 5,271
95 5.000%, 5/15/26 No Opt. Call N/R 98,572
335 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free
Bed Rehabilitation Hospital, Series 2021A, 4.000%, 4/01/36
4/31 at 100.00 N/R   299,617
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43, (UB) (6)
11/28 at 100.00 Aa3   1,039,790
Michigan Finance Authority, Public School Academy
Limited Obligation Revenue Bonds, Calvin University,
Refunding Series 2021:
505 5.000%, 9/01/36 9/31 at 100.00 A- 520,039
1,205 5.000%, 9/01/37 9/31 at 100.00 A- 1,232,872
380 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   295,074
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/36
12/30 at 100.00 A-   887,550
1,000 Michigan Mathematics & Science Initiative, Michigan, Public School
Academy Revenue Bonds, Series 2021, 4.000%, 1/01/51
1/31 at 100.00 N/R   728,590
5,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/44
11/31 at 100.00 N/R   4,512,650
Oakland University, Michigan, General Revenue Bonds,
Series 2019:
930 5.000%, 3/01/39 3/29 at 100.00 A1 949,418
1,000 5.000%, 3/01/40 3/29 at 100.00 A1 1,016,150
1,025 5.000%, 3/01/41 3/29 at 100.00 A1 1,040,334
1,900 Ottawa County, Michigan, General Obligation Bonds, Refunding Water
Supply System Series 2015, 5.000%, 8/01/30
2/25 at 100.00 Aaa   1,963,859
2,200 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/33, (Pre-refunded 3/01/24)
3/24 at 100.00 A+  (5) 2,249,456
1,140 Wayne State University, Michigan, General Revenue Bonds, Series
2018A, 5.000%, 11/15/35
11/25 at 100.00 Aa3   1,171,498
25,450 Total Michigan 25,119,668

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota - 0.8%
$ 4,580 Forest Lake, Minnesota Charter School Lease Revenue Bonds, North
Lakes Academy, Refunding Series 2021A, 5.000%, 7/01/41
7/31 at 100.00 N/R   $ 3,958,540
585 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 4.500%, 8/01/26
12/22 at 102.00 BB+   575,271
1,750 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/37, (AMT)
1/32 at 100.00 N/R   1,717,450
1,000 Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter
School Project,  Series 2022A, 5.000%, 6/01/32
6/29 at 100.00 N/R   952,360
Saint Paul Housing & Redevelopment Authority,
Minnesota, Charter School Lease Revenue Bonds,
Community of Peace Academy Project, Series 2019:
1,155 3.000%, 12/01/29 No Opt. Call BBB- 1,016,204
1,895 5.000%, 12/01/39 12/29 at 100.00 BBB- 1,843,039
790 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013,
4.000%, 1/01/24
1/23 at 100.00 N/R   771,830
11,755 Total Minnesota 10,834,694
Mississippi - 1.0%
1,135 Mississippi Development Bank, Special Obligation Bonds, Rankin
County School District General Obligation Project, Series 2019,
5.000%, 6/01/40
6/29 at 100.00 AA   1,180,025
Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series
2016A:
4,000 5.000%, 9/01/41 9/26 at 100.00 BBB+ 3,706,920
8,500 5.000%, 9/01/46 9/26 at 100.00 BBB+ 7,660,880
13,635 Total Mississippi 12,547,825
Missouri - 2.4%
1,000 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 5.000%, 9/01/36
9/28 at 100.00 Aa3   1,051,750
1,960 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B, 5.250%,
5/01/52
5/32 at 100.00 N/R   2,087,537
4,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.500%, 5/01/42 , (WI/DD, Settling 11/08/22)
5/32 at 100.00 N/R   4,234,720
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
12/22 at 100.00 A+   8,704,900
650 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/28
2/26 at 100.00 N/R   651,879
5,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2021, 4.000%, 2/01/42
2/29 at 103.00 N/R   3,862,350
600 Northwest Missouri State University, Housing System Revenue Bonds,
Refunding Series 2022, 5.000%, 6/01/28 - BAM Insured
No Opt. Call N/R   629,772
2,330 Orchard Farm R-V School District, Saint Charles County, Missouri,
Certificates of Participation, Series 2022A, 5.250%, 4/01/39
4/29 at 100.00 N/R   2,403,465
2,200 Ozark Reorganized School District 6, Christian County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 -
AGM Insured
9/32 at 100.00 N/R   2,492,446

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Missouri Project
Series 2019:
$ 430 4.000%, 12/01/37 12/25 at 100.00 AA+ $ 418,747
850 4.000%, 12/01/38 12/25 at 100.00 AA+ 816,858
835 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2019A, 5.000%, 7/01/39
7/29 at 100.00 A2   836,136
264 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
12/22 at 100.00 N/R   134,640
1,500 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 BBB   1,332,855
590 Wentzville, Missouri, Certificates of Participation, Series 2019, 5.000%,
11/01/30
11/27 at 100.00 A3   617,594
600 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/42 -
AGM Insured
9/32 at 100.00 N/R   682,848
32,809 Total Missouri 30,958,497
Montana - 0.8%
Bozeman, Montana, Tax Increment Revenue Bonds,
Bozeman Midtown Urban Renewal District, Serie 2020:
500 4.000%, 7/01/35 - AGM Insured 7/30 at 100.00 AA 488,985
425 4.000%, 7/01/40 - AGM Insured 7/30 at 100.00 AA 389,045
510 Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis
Health System Obligated Group, Refunding Series 2016, 5.000%,
2/15/23
No Opt. Call A+   511,698
Montana Facility Finance Authority, Montana, Health
Facilities Revenue Bonds, Bozeman Deaconess Health
Services Obligated Group, Series 2018:
675 5.000%, 6/01/36 6/28 at 100.00 A 681,892
1,255 5.000%, 6/01/37 6/28 at 100.00 A 1,252,841
2,685 Montana State University, Facilities Revenue Bonds, Board of Regents of
High Education, Improvement Series 2018E, 5.000%, 11/15/43
11/27 at 100.00 Aa3   2,788,775
1,470 Montana State University, General Revenue Bonds, Series 2022, 5.250%,
11/15/52 - AGM Insured
11/32 at 100.00 N/R   1,550,424
2,980 Yellowstone County K-12 School District 26 Lockwood, Montana,
General Obligation Bonds, School Building Series 2018, 5.000%,
7/01/35
7/28 at 100.00 A   3,158,532
10,500 Total Montana 10,822,192
Nebraska - 1.1%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Series 2017:
1,045 5.000%, 11/15/36 5/27 at 100.00 AA- 1,056,746
1,070 5.000%, 11/15/37 5/27 at 100.00 AA- 1,082,241
900 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015, 5.000%, 11/01/29
11/25 at 100.00 A   919,449
2,000 Douglas County Nebraska, Sanitary and Improvement, District Number
608, General Obligation Bonds, North Streams, Series 2022, 6.000%,
12/15/37
6/27 at 100.00 N/R   1,812,540
2,235 Douglas County, Nebraska, Educational Facilities Revenue Bonds,
Creighton University Projects, Series 2021A, 4.000%, 7/01/39
1/32 at 100.00 N/R   2,016,842

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A:
$ 1,000 5.000%, 7/01/27 No Opt. Call BBB $ 1,030,030
1,500 5.000%, 7/01/28 7/27 at 100.00 BBB 1,525,455
525 Madison County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Faith Regional Health Services Project, Series 2018, 5.000%,
7/01/29
7/25 at 100.00 BBB   531,898
600 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Refunding Bonds, Series 2017A, 5.000%, 12/15/34, (AMT)
12/26 at 100.00 Aa3   602,244
1,000 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2017A, 5.000%, 2/01/42
12/27 at 100.00 AA   1,043,900
2,800 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 5.000%, 12/15/47
6/28 at 100.00 Aa1   2,912,784
14,675 Total Nebraska 14,534,129
Nevada - 0.6%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
505 5.000%, 9/01/31 9/27 at 100.00 A- 515,176
1,000 5.000%, 9/01/33 9/27 at 100.00 A- 1,014,700
4,000 Clark County, Nevada  Airport Revenue Bonds, Senior Series 2015A,
5.000%, 7/01/40
7/25 at 100.00 Aa2   4,063,400
115 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/25
No Opt. Call Aa3   119,442
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series
2015:
1,160 4.000%, 12/01/23 No Opt. Call N/R 1,153,585
920 4.250%, 12/01/24 No Opt. Call N/R 914,370
445 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24
No Opt. Call N/R   431,441
8,145 Total Nevada 8,212,114
New Hampshire - 0.7%
580 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27
12/22 at 100.00 BBB+   580,296
New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Catholic Medical Center, Series 2017:
3,145 5.000%, 7/01/35 7/27 at 100.00 BBB+ 3,089,019
1,950 5.000%, 7/01/37 7/27 at 100.00 BBB+ 1,887,580
4,055 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/42
10/27 at 100.00 N/R   3,933,026
160 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/36
2/28 at 100.00 A   160,405
9,890 Total New Hampshire 9,650,326
New Jersey - 3.1%
2,000 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Refunding Series 2014A, 5.000%, 2/15/28
2/24 at 100.00 BBB+   1,996,840

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
$ 460 5.000%, 7/15/23 No Opt. Call BBB- $ 461,937
485 5.000%, 7/15/24 No Opt. Call BBB- 488,162
510 5.000%, 7/15/25 No Opt. Call BBB- 514,993
535 5.000%, 7/15/26 No Opt. Call BBB- 540,633
560 5.000%, 7/15/27 No Opt. Call BBB- 566,222
5,300 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project
Series 2022A, 5.000%, 11/01/37
11/32 at 100.00 N/R   5,330,528
3,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%,
11/01/34
11/29 at 100.00 Baa1   3,027,600
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25
No Opt. Call Baa1   1,026,430
1,465 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/44
12/29 at 100.00 N/R   1,410,194
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
1,525 5.000%, 10/01/23, (AMT) No Opt. Call Baa3 1,533,723
1,800 5.000%, 10/01/24, (AMT) No Opt. Call Baa3 1,816,254
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa3 975,320
5,000 New Jersey Health Care Facilities Financing Authority, State Contract
Bonds, Hospital Asset Transformation Program, Refunding Series
2017, 5.000%, 10/01/29
4/28 at 100.00 Baa1   5,156,750
2,235 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28
6/26 at 100.00 A+   2,304,240
1,700 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 Baa1   1,722,100
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2013AA:
330 5.250%, 6/15/33 6/23 at 100.00 Baa1 331,155
645 5.000%, 6/15/36 6/23 at 100.00 Baa1 645,742
200 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/32
6/25 at 100.00 Baa1   203,180
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 Baa1   827,320
2,145 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/37
12/30 at 100.00 Baa1   2,136,870
2,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2017A, 5.000%, 1/01/32
1/27 at 100.00 A+   2,093,040
South Jersey Port Corporation, New Jersey, Marine
Terminal Revenue Bonds, Subordinate Series 2017B:
2,100 5.000%, 1/01/34, (AMT) 1/28 at 100.00 Baa1 2,101,302
1,300 5.000%, 1/01/35, (AMT) 1/28 at 100.00 Baa1 1,284,959
1,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 Baa1 1,226,638
39,545 Total New Jersey 39,722,132
New York - 5.2%
400 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.000%, 7/01/27
7/25 at 100.00 N/R   376,592

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Build New York City Resource Corporation, New York,
Revenue Bonds, Academic Leadership Charter School,
Series 2021:
$ 310 4.000%, 6/15/26 No Opt. Call BBB- $ 302,402
300 4.000%, 6/15/28 No Opt. Call BBB- 288,012
400 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 4.000%,
6/15/32
No Opt. Call N/R   365,996
250 Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series
2021A, 4.000%, 6/01/31, 144A
6/29 at 100.00 N/R   223,660
1,335 Dormitory Authority of the State of New York, Columbia University
Revenue Bonds, Series 2020A, 5.000%, 10/01/50
No Opt. Call AAA   1,414,940
Dormitory Authority of the State of New York, General
Revenue Bonds, Barnard College, Series 2022A:
785 5.000%, 7/01/37 7/30 at 100.00 N/R 794,098
500 5.000%, 7/01/38 7/30 at 100.00 N/R 504,110
1,250 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/32
No Opt. Call N/R   1,257,475
Dormitory Authority of the State of New York, Revenue
Bonds, Catholic Health System Obligated Group Series
2019A:
725 5.000%, 7/01/32 7/29 at 100.00 N/R 652,203
525 5.000%, 7/01/34 7/29 at 100.00 N/R 459,721
925 4.000%, 7/01/38 7/29 at 100.00 N/R 680,569
800 5.000%, 7/01/41 7/29 at 100.00 N/R 646,040
470 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/28
No Opt. Call N/R   466,376
300 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/29, 144A
6/27 at 100.00 BBB-   297,198
1,260 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Molloy College Project, Refunding Series 2017, 5.000%,
7/01/37
7/27 at 100.00 BBB   1,246,203
4,500 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36
2/27 at 100.00 Aa3   4,619,925
1,120 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2   1,159,290
340 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2   357,840
1,455 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A   1,477,043
1,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2015B, 5.000%, 9/01/36
9/25 at 100.00 A   1,029,160
2,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/36
9/27 at 100.00 A   2,051,120
925 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Nazareth College of Rochester, Series 2017A,
5.000%, 10/01/31
10/27 at 100.00 BBB+   941,659
1,500 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A,
5.000%, 12/01/31
12/30 at 100.00 BBB+   1,530,315

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,260 Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%,
6/01/26
11/22 at 100.00 CCC+   $ 2,174,733
New Rochelle Corporation, New York, Local
Development Revenue Bonds, Iona College Project,
Series 2015A:
1,245 5.000%, 7/01/31 7/25 at 100.00 BBB 1,260,463
370 5.000%, 7/01/32 7/25 at 100.00 BBB 374,029
1,930 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46, (UB) (6)
6/25 at 100.00 AA+   1,964,161
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/39
12/25 at 100.00 AA+   5,125,150
3,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38
8/26 at 100.00 AAA   3,060,780
2,500 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023B-1, 5.250%, 11/01/36
11/32 at 100.00 N/R   2,718,950
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023D-1, 5.500%, 11/01/45
, (WI/DD, Settling 11/03/22)
11/32 at 100.00 N/R   5,370,700
5,000 New York City, New York, General Obligation Bonds, Fiscal 2019 Series
D-1, 5.000%, 12/01/39
12/28 at 100.00 AA   5,116,900
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series 2016B:
540 5.000%, 6/01/29 6/26 at 100.00 A 546,998
250 5.000%, 6/01/31 6/26 at 100.00 A- 252,480
2,840 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   2,495,224
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/42
6/27 at 100.00 AAA   3,096,510
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving Funds
Revenue Bonds, Pooled Loan Issue, Series 2005B:
500 5.500%, 10/15/27, (ETM) No Opt. Call AAA (5) 546,500
1,000 5.500%, 4/15/35, (ETM) No Opt. Call AAA (5) 1,146,670
100 New York State Thruway Authority, General Revenue Bonds, Series
2014J, 5.000%, 1/01/23
No Opt. Call A1   100,282
1,065 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 4.000%, 7/01/33, (AMT)
7/24 at 100.00 BBB   952,163
5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/30, (AMT)
No Opt. Call N/R   4,971,850
1,530 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Seventh Series 2018, 5.000%, 9/15/27, (AMT)
No Opt. Call Aa3   1,587,773
600 Poughkeepsie City, New York, General Obligation Bonds, Refunding
Public Improvement Series 2019., 5.000%, 6/01/31
6/26 at 100.00 Ba1   611,358
750 Schenectady County Capital Resource Corporation, New York, Revenue
Bonds, Union College Project, Series 2022, 5.250%, 7/01/52
7/32 at 100.00 N/R   763,365

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 260 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA-   $ 264,051
465 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of
Educational Excellence Project, Series 2019A, 5.000%, 10/15/54
10/29 at 100.00 N/R   384,997
67,580 Total New York 68,028,034
North Carolina - 1.7%
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Refunding Series 2017B:
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 Aa3 984,580
1,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 Aa3 965,970
Charlotte, North Carolina, Airport Revenue Bonds,
Charlotte Douglas International, Series 2019B:
935 5.000%, 7/01/30, (AMT) 7/29 at 100.00 Aa3 960,283
985 5.000%, 7/01/31, (AMT) 7/29 at 100.00 Aa3 1,006,916
4,080 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/40 (6)
7/25 at 100.00 AAA   4,193,261
1,300 Greater Asheville Regional Airport Authority, Airport System Revenue
Bonds, Series 2022A, 5.250%, 7/01/39 - AGM Insured, (AMT)
7/32 at 100.00 N/R   1,296,386
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the
Aging, Series 2021A:
305 5.000%, 3/01/28 No Opt. Call N/R 298,424
2,500 4.000%, 3/01/51 3/28 at 103.00 N/R 1,676,150
750 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2017A, 5.000%, 10/01/37, (Pre-refunded 10/01/23)
10/23 at 103.00 BBB  (5) 783,375
1,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32
1/27 at 100.00 BBB   1,005,130
3,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018, 5.000%, 1/01/31
1/29 at 100.00 BBB   3,519,810
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2017A:
1,110 5.000%, 5/01/31, (AMT) 5/27 at 100.00 Aa3 1,127,616
1,750 5.000%, 5/01/32, (AMT) 5/27 at 100.00 Aa3 1,771,105
1,135 5.000%, 5/01/33, (AMT) 5/27 at 100.00 Aa3 1,146,270
690 Raleigh Durham Airport Authority, North Carolina, Airport Revenue
Bonds, Refunding Series 2020A, 5.000%, 5/01/33, (AMT)
5/30 at 100.00 Aa3   700,688
22,040 Total North Carolina 21,435,964
North Dakota - 0.7%
3,290 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 N/R   3,237,985
1,190 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 4.000%, 12/01/37
12/31 at 100.00 Baa2   1,017,879
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
490 3.000%, 5/01/35 5/27 at 100.00 Baa2 394,984
2,320 3.000%, 5/01/41 5/27 at 100.00 Baa2 1,706,151
1,365 North Dakota Public Finance Authority, Capital Financing Program
Revenue Bonds, Series 2015B, 5.250%, 6/01/27
6/25 at 100.00 AA-   1,426,302

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 1,485 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/34
6/28 at 100.00 BBB-   $ 1,329,209
10,140 Total North Dakota 9,112,510
Ohio - 2.9%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
975 4.000%, 6/01/37 6/30 at 100.00 A- 881,459
945 4.000%, 6/01/38 6/30 at 100.00 A- 848,260
945 4.000%, 6/01/39 6/30 at 100.00 A- 839,481
City of Elyria, Ohio, General Obligation Various Purpose
Bonds, Series 2018:
1,315 5.000%, 12/01/39, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA (5) 1,329,005
3,045 5.000%, 12/01/43, (Pre-refunded 6/01/23) - BAM Insured 6/23 at 100.00 AA (5) 3,077,429
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
335 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 AA+ (5) 340,454
115 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R (5) 116,717
870 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38
4/28 at 100.00 AA   912,413
5,000 County of Washington, Ohio, Hospital Facilities Revenue Bonds, Series
2022, (Memorial Health System Obligated Group), 6.375%, 12/01/37
12/32 at 100.00 N/R   4,546,900
1,000 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Facilities Construction & Improvement Series 2018, 5.000%,
12/01/37
6/26 at 100.00 Aa1   1,038,330
2,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/35
5/25 at 100.00 AA+   2,028,980
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
2,250 5.000%, 6/01/36 6/28 at 100.00 AAA 2,391,705
2,250 5.000%, 6/01/37 6/28 at 100.00 AAA 2,386,125
5,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Series 2019CC, 5.000%, 11/15/49
No Opt. Call AA   5,129,550
550 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
2/23 at 100.00 BB+   541,117
1,150 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R   994,278
Ohio Higher Educational Facility Commission, Revenue
Bonds, Kenyon College, Series 2017:
500 5.000%, 7/01/34 7/27 at 100.00 A 511,270
495 5.000%, 7/01/42 7/27 at 100.00 A 499,990
2,500 Ohio State, Capital Facilities Lease-Appropriation Bonds, Special
Obligation, Administrative Building Fund Projects, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 AA   2,608,675
2,040 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32
1/28 at 100.00 AA   2,151,670
2,450 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019, 5.000%, 6/01/44
12/29 at 100.00 AAA   2,560,936

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,245 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/44
12/29 at 100.00 A-   $ 2,174,305
37,975 Total Ohio 37,909,049
Oklahoma - 0.7%
Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022:
2,145 5.000%, 10/01/33 10/32 at 100.00 N/R 2,190,173
1,925 5.000%, 10/01/35 10/32 at 100.00 N/R 1,941,382
2,000 Edmond Public Works Authority, Oklahoma, Sales Tax and Utility
Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42
7/27 at 100.00 AA-   2,081,200
500 Marshall County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%,
9/01/32
9/27 at 100.00 A-   530,125
750 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   660,113
1,370 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/37
1/26 at 100.00 AA-   1,417,443
800 Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021,
4.000%, 9/01/33
9/31 at 100.00 N/R   763,824
9,490 Total Oklahoma 9,584,260
Oregon - 0.1%
950 Clatsop County, Oregon, General Obligation Bonds, Series 2019,
5.000%, 6/15/38
6/29 at 100.00 Aa2   1,006,478
150 Oregon Special Districts Association, Certificates of Participation,
Flexlease Program, Series 2013A, 4.000%, 1/01/24
1/23 at 100.00 N/R   150,025
1,100 Total Oregon 1,156,503
Pennsylvania - 2.2%
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3   92,937
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
650 5.000%, 11/01/24 No Opt. Call BB- 621,322
710 5.000%, 11/01/29 11/27 at 100.00 BB- 602,627
50 5.000%, 11/01/37 11/27 at 100.00 BB- 37,032
160 4.000%, 11/01/47 11/27 at 100.00 BB- 91,371
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Reading Hospital & Medical Center Project, Series
2012A:
1,300 5.000%, 11/01/40 11/22 at 100.00 BB- 931,307
1,155 5.000%, 11/01/44 11/22 at 100.00 BB- 808,119
Delaware County Authority, Pennsylvania, Revenue
Bonds, Elwyn, Inc. Project, Series 2017:
1,750 5.000%, 6/01/32 6/25 at 102.00 BB 1,620,167
1,760 5.000%, 6/01/37 6/25 at 102.00 BB 1,556,016
1,350 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 BBB-   1,055,835

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Luzerne County, Pennsylvania, General Obligation Bonds,
Refunding Series 2017A:
$ 1,000 5.000%, 12/15/26 No Opt. Call AA $ 1,053,430
500 5.000%, 12/15/27 No Opt. Call AA 528,620
Luzerne County, Pennsylvania, General Obligation Bonds,
Refunding Series 2017B:
500 5.000%, 12/15/26 No Opt. Call AA 526,715
500 5.000%, 12/15/27 No Opt. Call AA 528,620
3,600 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/34
9/28 at 100.00 A   3,703,140
1,125 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 5.000%, 5/01/34
5/32 at 100.00 N/R   1,164,544
1,000 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 4.125%, 12/31/38, (AMT)
6/26 at 100.00 BBB   838,840
500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/36
2/32 at 100.00 N/R   513,780
2,290 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.000%,
9/01/45
3/25 at 100.00 A   2,241,727
500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+   498,105
1,845 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Thomas Jefferson University, Fixed Rate Series
2017A, 5.000%, 9/01/36
3/27 at 100.00 A   1,878,247
935 Philadelphia Health and Educational Facilities Authority, Pennsylvania,
Revenue Bonds, Temple University Health System Obligated Group,
Series 2022, 5.000%, 7/01/35 - AGM Insured
7/32 at 100.00 N/R   956,318
1,500 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2015A, 5.000%, 6/15/26, (AMT)
6/25 at 100.00 A2   1,526,295
3,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/35, (AMT)
7/27 at 100.00 A2   2,943,870
600 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 -
AGM Insured
9/29 at 100.00 AA   644,130
725 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/35, (AMT)
1/28 at 100.00 Baa3   723,107
590 Upper Merion Area School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016, 5.000%, 1/15/35, (Pre-
refunded 1/15/25)
1/25 at 100.00 Aa1  (5) 611,889
29,695 Total Pennsylvania 28,298,110
Rhode Island - 0.4%
1,500 Rhode Island Health and Educational Building Corporation, Higher
Education Facility Revenue Bonds, Providence College, Refunding
Series 2015, 5.000%, 11/01/40
11/25 at 100.00 A   1,541,505

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
Rhode Island Health and Educational Building
Corporation, Hospital Financing Revenue Bonds,
Lifespan Obligated Group, Refunding Series 2016:
$ 1,500 5.000%, 5/15/30 5/26 at 100.00 BBB+ $ 1,504,365
2,200 5.000%, 5/15/31 5/26 at 100.00 BBB+ 2,197,206
5,200 Total Rhode Island 5,243,076
South Carolina - 1.2%
Charleston County Airport District, South Carolina,
Airport Revenue Bonds, Series 2019:
1,000 5.000%, 7/01/36 7/29 at 100.00 A1 1,027,250
800 5.000%, 7/01/37 7/29 at 100.00 A1 816,920
750 Horry County, South Carolina, Limited Obligation Bonds, Hospitality Fee
& Local Accommodations Fee Pledge, Series 2022, 5.000%, 9/01/39
9/32 at 100.00 N/R   773,783
3,005 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Wofford College, Series 2019, 5.000%,
4/01/49
4/29 at 100.00 A-   2,924,436
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, York
Preparatory Academy Project, Series 2014A:
40 5.750%, 11/01/23, (ETM), 144A No Opt. Call N/R (5) 40,482
180 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 N/R (5) 192,460
785 South Carolina State Ports Authority, Revenue Bonds, Series 2015,
5.000%, 7/01/33, (Pre-refunded 7/01/25), (AMT)
7/25 at 100.00 A+  (5) 811,682
South Carolina State Ports Authority, Revenue Bonds,
Series 2018:
2,840 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A+ 2,879,220
450 5.000%, 7/01/48, (AMT) 7/28 at 100.00 A+ 439,889
870 South Island Public Service District, South Carolina, Waterworks and
Sewer System Revenue Bonds, Improvement Series 2022, 5.250%,
4/01/42
4/32 at 100.00 N/R   926,132
Spartanburg County School District 7, South Carolina,
General Obligation Bonds, Series 2018B:
825 5.000%, 3/01/30 3/29 at 100.00 Aa1 897,146
1,495 5.000%, 3/01/38 3/29 at 100.00 Aa1 1,575,312
Spartanburg Regional Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Series 2020A:
1,000 5.000%, 4/15/33 - AGM Insured 4/30 at 100.00 AA 1,045,570
1,050 5.000%, 4/15/35 - AGM Insured 4/30 at 100.00 AA 1,087,159
15,090 Total South Carolina 15,437,441
South Dakota - 1.1%
1,555 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.500%, 12/01/51 - AGM Insured
12/31 at 100.00 N/R   1,639,592
1,960 Brandon, Minnehaha County, South Dakota, Water Surcharge Revenue
Bonds, Series 2022, 5.500%, 8/01/47 - BAM Insured
8/32 at 100.00 N/R   2,075,503
350 Lincoln County, South Dakota, Economic Development Revenue Bonds,
The Augustana College Association Project, Series 2021A, 4.000%,
8/01/41
8/31 at 100.00 BBB-   275,737
South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017:
1,000 5.000%, 7/01/35 7/27 at 100.00 AA- 1,025,290
8,000 4.000%, 7/01/42 7/27 at 100.00 N/R 6,972,240

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 2,765 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 AA-   $ 2,745,230
15,630 Total South Dakota 14,733,592
Tennessee - 0.5%
1,420 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37
7/28 at 100.00 A   1,378,763
1,400 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017, 5.000%, 4/01/27
No Opt. Call BBB   1,434,034
830 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 A3   834,275
1,500 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40,
(Pre-refunded 7/01/23)
7/23 at 100.00 AA  (5) 1,518,105
1,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32,
(AMT)
7/25 at 100.00 A1   1,361,664
500 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019A, 5.000%, 7/01/29
No Opt. Call N/R   534,135
7,000 Total Tennessee 7,060,976
Texas - 9.6%
1,535 Alamo Community College District, Bexar County, Texas, General
Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%,
8/15/36
8/27 at 100.00 AAA   1,611,121
685 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A, 6.000%, 2/15/42, 144A
2/30 at 100.00 N/R   640,797
560 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%,
12/01/35
6/27 at 100.00 AAA   583,806
915 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26
No Opt. Call BBB-   830,628
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
500 5.000%, 1/01/32 1/27 at 100.00 BB+ 495,235
500 5.000%, 1/01/33 1/27 at 100.00 BB+ 491,805
890 Austin, Texas, Airport System Revenue Bonds, Series 2017A, 5.000%,
11/15/35
11/26 at 100.00 A1   905,459
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%,
11/15/46, (AMT)
11/26 at 100.00 A1   4,751,000
2,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/33, (AMT)
11/29 at 100.00 A1   2,021,080
3,200 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (6)
11/25 at 100.00 AA   3,249,600
1,750 Brazoria County Toll Road Authority, Texas, Toll Road Revenue Bond,
Refunding Limited Contract Tax & Subordinate Lien Series 2020,
5.000%, 3/01/49
3/27 at 100.00 AA+   1,802,203
1,825 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2013A, 5.000%, 1/01/33, (Pre-refunded 1/01/23)
1/23 at 100.00 A-  (5) 1,830,548

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,210 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2016, 5.000%, 1/01/28
1/26 at 100.00 BBB+   $ 1,239,040
900 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2021B, 5.000%, 1/01/38
1/31 at 100.00 A-   911,430
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2015A:
360 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (5) 375,494
1,695 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A- (5) 1,767,953
550 City of Midlothian, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds,
Series 2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 N/R   490,154
510 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2022A, 5.000%, 8/15/32
No Opt. Call N/R   530,568
50 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A,
3.100%, 12/01/22
No Opt. Call BBB-   49,957
150 Corpus Christi, Texas, General Obligation Bonds, General Improvement
Series 2013, 5.000%, 3/01/27, (Pre-refunded 3/01/23)
3/23 at 100.00 AA  (5) 150,842
5,345 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/41, (Pre-refunded 12/01/25)
12/25 at 100.00 AA+  (5) 5,608,295
3,055 Dallas Fort Worth International Airport, Joint Revenue Bonds, Refunding
Series 2022B, 5.000%, 11/01/40
11/32 at 100.00 N/R   3,137,057
710 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.625%, 9/01/31, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (5) 728,354
276 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2021C, 4.000%, 9/01/44
9/31 at 100.00 N/R   207,425
Garland, Dallas, Collin and Rockwell Counties, Texas,
Electric Utility System Revenue Bonds, Refunding Series
2019A:
350 4.000%, 3/01/34 3/30 at 100.00 AA- 343,469
370 4.000%, 3/01/35 3/30 at 100.00 AA- 355,359
390 4.000%, 3/01/36 3/30 at 100.00 AA- 370,512
540 4.000%, 3/01/37 3/30 at 100.00 AA- 501,773
590 4.000%, 3/01/38 3/30 at 100.00 AA- 536,918
500 4.000%, 3/01/39 3/30 at 100.00 AA- 444,145
1,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric Utility
System Revenue Bonds, Refunding Series 2020, 4.000%, 3/01/45
3/30 at 100.00 AA-   869,560
5,000 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%,
10/01/43, (UB) (6)
4/28 at 100.00 AA+   5,125,600
Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017:
955 4.500%, 9/01/32 9/27 at 100.00 BBB- 892,954
1,230 4.500%, 9/01/32 9/27 at 100.00 BBB- 1,150,087
9,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2017A, 4.000%, 10/01/37
10/27 at 100.00 AAA   8,595,090
1,250 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Improvement,  Sustainability Green Series 2022A, 5.250%,
10/01/40
10/32 at 100.00 N/R   1,356,462
800 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 5.000%,
12/01/35
12/31 at 100.00 N/R   800,192

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018A:
$ 2,625 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A1 $ 2,675,715
2,000 5.000%, 7/01/35, (AMT) 7/28 at 100.00 A1 1,984,540
1,750 5.000%, 7/01/36, (AMT) 7/28 at 100.00 A1 1,736,087
1,665 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018C, 5.000%, 7/01/32, (AMT)
7/28 at 100.00 AA   1,684,647
2,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/40, (AMT)
7/31 at 100.00 N/R   1,705,940
1,400 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A   1,407,966
Lake Houston Redevelopment Authority, Texas, Tax
Increment Contract Revenue Bonds, Series 2021:
350 3.000%, 9/01/38 9/31 at 100.00 BBB- 254,698
350 3.000%, 9/01/40 9/31 at 100.00 BBB- 244,720
4,220 3.000%, 9/01/44 9/31 at 100.00 BBB- 2,790,180
Martin County Hospital District, Texas, General Obligation
Bonds, Refunding Series 2021:
350 4.000%, 4/01/33 4/30 at 100.00 A3 336,511
350 4.000%, 4/01/35 4/30 at 100.00 A3 327,467
Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2015:
500 5.000%, 1/01/24 No Opt. Call A 507,490
300 5.000%, 1/01/25 1/24 at 100.00 A 304,461
1,500 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
11/22 at 104.00 BB-   1,414,470
Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018:
1,585 5.000%, 9/15/29 9/25 at 100.00 BBB- 1,593,622
1,060 5.000%, 9/15/31 9/25 at 100.00 BBB- 1,061,834
585 New Hope Cultural Education Facilities Finance Corporation, Texas,
Capital Improvement Revenue Bonds, CHF-Collegiate Housing
Denton, LLC - Texas Woman's University Housing Project, Series
2018A-1, 5.000%, 7/01/38 - AGM Insured
7/27 at 100.00 AA   594,214
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
NCCD - College Station Properties LLC - Texas A&M
University Project,  Series 2015A:
1,500 5.000%, 7/01/23 (4) No Opt. Call Caa1 1,275,000
750 5.000%, 7/01/30 (4) 7/25 at 100.00 Caa1 637,500
2,895 North East Regional Mobility Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2016A, 5.000%, 1/01/29
1/26 at 100.00 BBB   2,891,816
2,950 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/36
1/26 at 100.00 BBB-   2,797,780
3,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 A+  (5) 3,191,010
1,500 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2018, 5.000%, 1/01/31
1/28 at 100.00 A   1,576,335
Port Freeport, Brazoria County, Texas, Revenue Bonds,
Senior Lien Series 2018:
1,050 5.000%, 6/01/34, (AMT) 6/28 at 100.00 A+ 1,080,880
1,105 5.000%, 6/01/35, (AMT) 6/28 at 100.00 A+ 1,134,128

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 320 Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 6.750%,
11/15/24, (ETM)
No Opt. Call N/R  (5) $ 327,968
1,000 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, University Incarnate Word Project, Refunding &
Improvement Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 Baa1   822,330
1,500 San Antonio, Texas, Airport System Revenue Bonds, Improvement Series
2015, 5.000%, 7/01/45, (AMT)
7/25 at 100.00 A1   1,437,570
5,455 San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding
Series 2017, 5.000%, 2/01/42
2/27 at 100.00 N/R   5,568,519
1,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior
Lien Series 2016C, 4.000%, 5/15/37
11/26 at 100.00 AA   933,900
890 Southwest Higher Education Authority Inc, Texas, Revenue Bonds,
Southern Methodist University Project, Refunding Series 2017,
5.000%, 10/01/39
10/27 at 100.00 AA-   928,724
3,850 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana
Project, Series 2017A, 6.625%, 11/15/37
5/27 at 100.00 N/R   3,850,577
Texas Private Activity Bond Surface Transportation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
2,000 5.000%, 12/31/31 12/29 at 100.00 Baa2 2,022,580
3,185 5.000%, 12/31/34 12/29 at 100.00 Baa2 3,162,386
2,420 5.000%, 12/31/36 12/29 at 100.00 Baa2 2,377,481
1,750 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A, 4.000%, 6/30/35
12/30 at 100.00 Baa2   1,562,470
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, NTE Mobility
Partners Segments 3 LLC Segments 3A & 3B Facility,
Series 2013:
335 7.000%, 12/31/38, (AMT) 9/23 at 100.00 Baa3 342,052
455 6.750%, 6/30/43, (AMT) 9/23 at 100.00 Baa3 463,103
2,000 Texas State Technical College System, Financing System Revenue
Bonds, Improvement Series 2022A, 6.000%, 8/01/54 - AGM Insured ,
(WI/DD, Settling 11/15/22)
8/32 at 100.00 N/R   2,143,580
1,200 Texas State, General Obligation Bonds, College Student Loan Series
2014, 6.000%, 8/01/25, (AMT)
8/24 at 100.00 AAA   1,248,156
1,140 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/29
8/24 at 100.00 A-   1,156,222
400 Town of Lakewood Village, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment
Revenue Bonds, Series 2022, 5.250%, 9/15/42, 144A
9/32 at 100.00 N/R   356,896
2,000 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2017C, 5.000%, 2/15/29
2/26 at 100.00 AA   2,091,120
1,185 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Refunding
Series 2021, 3.000%, 9/01/38
9/31 at 100.00 Baa2   866,389
1,645 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A,
5.000%, 9/01/39
9/26 at 100.00 BBB   1,573,673

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 800 Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28
8/24 at 100.00 Aaa   $ 842,048
128,016 Total Texas 125,038,727
Utah - 2.4%
2,855 Holladay, Utah, Sales Tax Revenue Bonds, Series 2022, 5.000%,
11/15/42
11/32 at 100.00 N/R   3,001,062
Intermountain Power Agency, Utah, Power Supply
Revenue Bonds, Series 2022A:
4,000 5.000%, 7/01/39 7/31 at 100.00 N/R 4,240,720
5,000 5.000%, 7/01/40 7/31 at 100.00 N/R 5,287,400
1,255 Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38 6/28 at 100.00 AA+   1,340,541
1,955 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax
Allocation Revenue Bonds, Series 2021, 4.500%, 6/01/51, 144A
12/26 at 103.00 N/R   1,384,238
1,875 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/34, (AMT)
7/27 at 100.00 A   1,873,556
2,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/30, (AMT)
7/28 at 100.00 A   2,042,940
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series
2021A:
560 4.000%, 6/15/31 6/28 at 103.00 N/R 487,362
145 4.000%, 6/15/41 6/28 at 103.00 N/R 104,425
Utah Charter School Finance Authority, Charter School
Revenue Bonds, Utah Charter Academies Project, Series
2018:
500 5.000%, 10/15/29 10/27 at 100.00 AA 521,655
500 5.000%, 10/15/31 10/27 at 100.00 AA 520,970
750 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 4.000%, 10/15/38
4/31 at 100.00 BBB-   608,745
8,820 Wasatch County School District Local Building Authority, Utah, Lease
Revenue Bonds, Board of Education Series 2022, 5.500%, 6/01/47
6/32 at 100.00 N/R   9,396,034
30,215 Total Utah 30,809,648
Vermont - 0.3%
Vermont Educational and Health Buildings Financing
Agency, Revenue Bonds, University of Vermont Medical
Center Project, Green Series 2016B:
1,270 5.000%, 12/01/37 6/26 at 100.00 A+ 1,285,862
1,500 5.000%, 12/01/38 6/26 at 100.00 A+ 1,514,160
1,000 Vermont Student Assistance Corporation, Education Loan Revenue
Bonds, Senior Series 2016A, 5.000%, 6/15/23, (AMT)
No Opt. Call N/R   1,003,910
3,770 Total Vermont 3,803,932
Virginia - 1.2%
1,065 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 - AGM Insured
7/26 at 100.00 AA   1,088,047
1,400 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds, Mary Washington Healthcare Obligated Group, Refunding
Series 2014, 5.000%, 6/15/33
6/24 at 100.00 A3   1,408,764
3,000 Front Royal and Warren County Industrial Development Authority,
Virginia, Hospital Revenue Bonds, Valley Health System Obligated
Group, Series 2018, 4.000%, 1/01/50
1/25 at 103.00 A+   2,492,700

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 1,005 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge
Project, Refunding Series 2014, 5.375%, 1/01/35
1/25 at 100.00 N/R   $ 980,830
475 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 5.000%, 6/15/27
6/26 at 100.00 A3   491,150
815 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34
No Opt. Call AA   952,262
1,750 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 BBB   1,622,407
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
3,335 5.000%, 1/01/33, (AMT) 1/32 at 100.00 N/R 3,354,576
1,585 5.000%, 7/01/34, (AMT) 1/32 at 100.00 N/R 1,572,732
720 5.000%, 12/31/38, (AMT) 12/32 at 100.00 Baa1 713,722
810 5.000%, 6/30/39, (AMT) 12/32 at 100.00 N/R 807,716
15,960 Total Virginia 15,484,906
Washington - 0.6%
Camas, Washington, Water and Sewer Revenue Bonds,
Series 2019:
720 5.000%, 12/01/44 12/28 at 100.00 Aa3 751,702
1,255 5.000%, 12/01/47 12/28 at 100.00 Aa3 1,302,401
1,915 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2019A, 5.000%, 7/01/36
7/29 at 100.00 Aa2   2,027,008
1,355 Lakewood Water District, Pierce County, Washington, Water Revenue
Bonds, 2019A, 5.000%, 12/01/44, (AMT)
12/28 at 100.00 AA   1,403,604
2,000 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2017A, 5.000%, 10/01/47, (UB) (6)
10/27 at 100.00 Aa2   2,002,740
7,245 Total Washington 7,487,455
West Virginia - 0.1%
250 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Refunding Series
2016A, 4.000%, 6/01/35
6/26 at 100.00 A   229,783
1,250 West Virginia Water Development Authority, Infrastructure Excess
Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects,
Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 AAA   1,275,700
1,500 Total West Virginia 1,505,483
Wisconsin - 1.9%
Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Renown Regional Medical Center Project,
Refunding Series 2020A:
2,950 5.000%, 6/01/38 6/30 at 100.00 A+ 2,931,238
5,585 4.000%, 6/01/45 6/30 at 100.00 A+ 4,679,336
1,775 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A
6/26 at 100.00 BBB-   1,663,370
1,935 University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Refunding Series 2013A, 5.000%, 4/01/38, (Pre-refunded 4/01/23)
4/23 at 100.00 AA-  (5) 1,949,416
2,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic, Series 2016B, 5.000%, 2/15/34
2/26 at 100.00 A-   2,421,520

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 335 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25
5/24 at 100.00 BBB+   $ 339,556
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Franciscan Sisters of
Christian Charity Sponsored Ministry, Series 2017A:
1,840 5.000%, 9/01/28, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (5) 1,957,889
700 5.000%, 9/01/29, (Pre-refunded 9/01/27) 9/27 at 100.00 N/R (5) 744,849
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A,
5.000%, 4/01/35
4/27 at 100.00 AA   5,160,350
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools
Obligated Group, Series 2021:
1,000 4.000%, 12/01/51 12/26 at 100.00 N/R 682,030
1,000 4.000%, 12/01/56 12/26 at 100.00 N/R 658,810
1,505 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%,
2/15/30, (Pre-refunded 8/15/25)
8/25 at 100.00 N/R  (5) 1,568,466
100 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A,
5.000%, 7/01/26
7/24 at 100.00 A   101,856
26,135 Total Wisconsin 24,858,686
Wyoming - 0.1%
1,000 Wyoming Municipal Power Agency, Power Supply System Revenue
Bonds, Refunding Series 2017A, 5.000%, 1/01/34, (Pre-refunded
1/01/27) - BAM Insured
1/27 at 100.00 A2 (5) 1,064,270
$ 1,259,153 Total Long-Term Investments (cost $1,350,205,721) 1,241,067,019
Floating Rate Obligations - (1.7)% (21,750,000)
Other Assets Less Liabilities -  5.9% 76,722,029
Net Assets - 100% $ 1,296,039,048

Municipal Total Return Managed Accounts Portfolio
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,241,067,019 $ – $ 1,241,067,019
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.